Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Summary of Components of Income Tax Expense
The major components of
income
tax expense for the
years
ended December 31, 2021, 2020 and 2019 are as follows:
Consolidated profit or loss

	2021	2020	2019
	RMB’000	RMB’000	RMB’000

Current income tax:
Current income tax charge	1,783	10,143	9,174
Overprovision in prior years	(1,899)	(1,912)	—
Deferred tax	1,151	(4,609)	(73)

Income tax expense reported in profit or loss	1,035	3,622	9,101

Summary of Reconciliation of Tax Expense and Accounting Profit
Reconciliation of tax expense and the accounting profit/(loss) multiplied by China’s domestic tax rate of 25% for 2021, 2020 and 2019:

	2021	2020	2019
	RMB’000	RMB’000	RMB’000

Accounting (loss)/profit before tax	(58,582)	(11,592)	65,863
At China’s statutory income tax rate	(14,645)	(2,898)	16,466
Effect of lower tax rate (Note)	16,922	8,691	(6,460)
Loss attributable to a joint venture	123	2	—
Non-deductible expenses for tax purposes	824	1,718	31
Super deductions	(2,406)	(2,086)	(1,028)
Adjustments in respect of current tax of previous periods	(1,899)	(1,912)	—
Unrecognised tax losses	2,116	107	92

At the effective income tax rate of -2% (2020: -31%; 2019: 14%)	1,035	3,622	9,101

Income tax expense reported in profit or loss	1,035	3,622	9,101

Note:
The amount represented (i) a reduced enterprise income tax rate of 15% and certain other preferential tax benefits available to a qualified HNTE under PRC tax laws and regulations entitled by Beijing Kuke Music and (ii) the effects of different tax rates in relation to other jurisdictions.

Summary of Deferred Tax
  Deferred tax
  Reconciliation of deferred tax assets and liabilities:

	December 31, 2021	December 31, 2020
	RMB’000	RMB’000

Deferred tax assets	7,736	8,917
Deferred tax liabilities	(1,417)	(1,447)

Net deferred tax	6,319	7,470

Summary of Reconciliation of Deferred Tax Assets and Liabilities

	January 1, 2020	Acquisition from business combinations	Credited/ (charged) to profit or loss	December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000

Leases	8	77	10	95
Expected credit losses on debt financial assets	2,386	55	3,941	6,382
Trade payables, accrual and provisions	1,402	—	1,038	2,440
Tax losses	—	405	(405)	—
Fair value adjustment arising from business combinations	—	(1,472)	25	(1,447)

Total	3,796	(935)	4,609	7,470

	January 1, 2021	Acquisition from business combinations	Credited/ (charged) to profit or loss	December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000
Leases	95	—	61	156
Expected credit losses on debt financial assets	6,382	—	(1,314)	5,068
Trade payables, accrual and provisions	2,440	—	72	2,512
Fair value adjustment arising from business combinations	(1,447)	—	30	(1,417)

Total	7,470	—	(1,151)	6,319